Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim condensed consolidated financial statements were available to be issued.

(a)	On July 14, 2025, the Company sold its aframax tanker Ise Princess.

(b)	On July 28, 2025, the Company signed two shipbuilding contracts for the construction of two VLCCs (Hull 5531 and Hull 5532).

(c)	On July 30, 2025, the Company paid dividends of $0.59375 per share on its 9.50% Series F Preferred Shares.

(d)	On August 14, 2025, the Company took delivery of the DP2 shuttle tanker Paris 24.

(e)	On August 28, 2025, the Company paid dividends of $0.57812 per share on its 9.25% Series E Preferred Shares.